Note 11 - Other Comprehensive Income - Components of Other Comprehensive Income (Details) - USD ($)		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Unrealized holding gains (losses) arising during period, pretax		$ 8,550,015	$ (17,074,720)
Unrealized holding gains (losses) arising during period, tax		2,907,005	(5,805,405)
Unrealized holding gains (losses) arising during period, net of tax		5,643,010	(11,269,315)
Reclassification adjustment for gains included in income, pretax	[1]	(1,508,182)	(735,567)
Reclassification adjustment for gains included in income, tax	[2]	(512,782)	(250,093)
Reclassification adjustment for gains included in income, net of tax		(995,400)	(485,474)
Adjustment for effect of deferred acquisition costs, pretax		(211,683)	462,249
Adjustment for effect of deferred acquisition costs, tax		(71,972)	157,165
Adjustment for effect of deferred acquisition costs, net of tax		(139,711)	305,084
Net unrealized gains (losses) on investments, pretax		6,830,150	(17,348,038)
Net unrealized gains (losses) on investments, tax		2,322,251	(5,898,333)
Net unrealized gains (losses) on investments, net of tax		4,507,899	(11,449,705)
Actuarial net loss on pension plan, pretax		(390,459)	(1,515,949)
Actuarial net loss on pension plan, tax		(132,756)	(515,422)
Actuarial net loss on pension plan, net of tax		(257,703)	(1,000,527)
Amortization of actuarial net loss in net periodic pension cost, pretax	[3]	737,174	762,233
Amortization of actuarial net loss in net periodic pension cost, tax	[2]	250,639	259,159
Amortization of actuarial net loss in net periodic pension cost, net of tax		486,535	503,074
Net change in defined benefit pension plan, pretax		346,715	(753,716)
Net change in defined benefit pension plan, tax		117,883	(256,263)
Net change in defined benefit pension plan, net of tax		228,832	(497,453)
Total other comprehensive income, pretax		7,176,865	(18,101,754)
Total other comprehensive income, tax		2,440,134	(6,154,596)
Total other comprehensive income, net of tax		$ 4,736,731	$ (11,947,158)

[1]	These items appear within net realized gains on investments in the consolidated income statements.
[2]	These items appear within federal income taxes in the consolidated income statements.
[3]	These items are included in the computation of net periodic benefit cost (see Note 6).